INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
INCOME TAXES
Schedule of differences between the Hong Kong statutory income tax rate and the Group's effective income tax rate

Reconciliations of the differences between the Hong Kong statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
	2024	2023	2022
Loss before income tax	$(49,696)	$(82,217)	$(141,100)
Income tax computed at Hong Kong statutory income tax rate	(8,200)	(13,566)	(23,282)
Effect of tax rates in foreign jurisdictions	(80)	(3,215)	(4,383)
Non-deductible expenses	80	9,681	18,635
Net operating losses(1)	(5,155)	—	—
Intangible assets(1)	1,784	—	—
Tax credits(1)	(4,534)	—	—
Other	292	5,110	(6,382)
Changes in valuation allowance	15,813	1,990	15,514
Income tax expense (benefit)	$—	$—	$103

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).

Schedule of the deferred tax assets and liabilities

The principal components of the deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows:

	As of December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforward(1)	$34,484	$25,193
Depreciation and amortization of property, equipment, software, intangible asset and capitalized R&D expenses(1)	11,621	12,544
Share-based compensation expenses	1,394	1,766
Lease liability	911	—
Available-for-sale debt securities	3,871	—
Tax credits(1)	4,485	—
Other	93	—
Less: valuation allowance	(56,015)	(39,503)
Total deferred tax assets	$844	$—

Deferred tax liabilities:
Right-of-use assets	$844	$—
Total deferred tax liabilities	$844	$—
Deferred tax assets, net	$—	$—

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).

Schedule of movements of the valuation allowance

The movements of the valuation allowance for the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year Ended December 31,
	2024	2023	2022
Balance as of January 1	$(39,503)	$(38,615)	$(23,101)
Additions(1)	(16,912)	(2,079)	(17,241)
Changes through other comprehensive income (loss)	(924)	—	—
Utilization and reversal of valuation allowances	1,324	1,191	1,727
Balance as of December 31	$(56,015)	$(39,503)	$(38,615)

(1) 2024 balances reflect deferred tax activity related to prior periods that is offset by the valuation allowance and results in no net impact to income tax expense (benefit).